Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Detail) - Benefit obligations [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	3.35%	4.22%
Rate of increase in compensation levels (%)	4.66%	4.75%
Life expectancy at 65 for a male member currently at age 65	20.5	20.6
Life expectancy at 65 for a female member currently at age 65	22.7	22.8
Average duration of the defined benefit obligations (years)	14 years 223 days	13 years 256 days
Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	3.20%	4.17%
Medical cost trend rate - year reaches ultimate trend rate	2037	2037
Life expectancy at 65 for a male member currently at age 65	20.3	20.4
Life expectancy at 65 for a female member currently at age 65	22.9	22.8
Average duration of the defined benefit obligations (years)	15 years 292 days	15 years 37 days
Other [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.10%	6.10%
Other [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%